ETE Unit-Based Compensation Plans (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		5,300,000
Stock Issued During Period, Shares, New Issues		924,000	0	0
Unvested awards		4,800,000
Fair Value Of Units As Of The Vesting Date		$ 49.0	$ 26.0	$ 29.0
ETE Long-Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		12,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		11,367,454
Unvested awards		56,096
Units Vested In Period		26,244
Fair Value Of Units As Of The Vesting Date		$ 0.8
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		$ 1.0
Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Term		2 years 8 months
Employee [Member] | ETE Long-Term Incentive Plan [Member]
Awards granted		0
Director [Member] | ETE Long-Term Incentive Plan [Member]
Awards granted		12,748
Class D Units [Member] | ETE Long-Term Incentive Plan [Member]
Awards granted	3,080,000
March 2015 [Member]
Vesting Schedule, Percent of Class D Units Vesting		30.00%
March 2018 [Member]
Vesting Schedule, Percent of Class D Units Vesting		35.00%
March 2020 [Member]
Vesting Schedule, Percent of Class D Units Vesting		35.00%